Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff Costs [Line Items]
Share-based payments	£ 4,300	£ 3,200	£ 1,800
Total employee benefit expense	9,985	8,407	5,911
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	3,492	3,304	2,761
Social security costs	430	395	314
Pension costs	189	140	139
Share-based payments	2,412	1,878	835
Total employee benefit expense	6,523	5,717	4,049
Administrative Expenses
Staff Costs [Line Items]
Wages and salaries	1,387	1,190	790
Social security costs	135	115	75
Pension costs	47	37	37
Share-based payments	1,893	1,348	960
Total employee benefit expense	£ 3,462	£ 2,690	£ 1,862